Related Party Transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and short-term benefits	$ 1,237	$ 1,944	$ 3,295
Share-based compensation	2,414	7,629	23,715
Key management personnel compensation	$ 3,651	$ 9,573	$ 27,010